SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Class A common stocks reflected in the condensed balance sheets are reconciled

At June 30, 2022 and December 31, 2021, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	$(5,290,000)
Class A common stock issuance at cost	$(1,479,418)
Plus:
Accretion of carrying value to redemption value	$7,919,418
Class A common stock subject to possible redemption	$116,150,000

At December 31, 2021, the Class A common stock reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	$(5,290,000)
Class A common stock issuance at cost	$(1,479,418)
Plus:
Accretion of carrying value to redemption value	$7,919,418
Class A common stock subject to possible redemption	$116,150,000

Reconciliation of net loss per common share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

			Basic Dilutive		Dilutive
	Three Months Ended		Three Months Ended		Three Months Ended
	June 30, 2022		June 30, 2021		June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B
Numerator:
Allocation of net income (loss), as adjusted	$686,839	$171,710	$(1,444,777)	$(361,194)	$(1,444,777)	$(361,194)
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	2,875,000	11,500,000	2,875,000	11,500,000	2,875,000

Basic and diluted net income (loss) per common shares	$0.06	$0.06	$(0.13)	$(0.13)	$(0.13)	$(0.13)

			Basic Dilutive		Dilutive
	Six Months Ended		Six Months Ended		Six Months Ended
	June 30, 2022		June 30, 2021		June 30, 2021
	Class A	Class B	Class A	Class B	Class A	Class B
Numerator:
Allocation of net income, as adjusted	$1,584,589	$396,147	$1,556,533	$491,377	$1,556,533	$491,377
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	2,875,000	8,831,492	2,787,983	8,831,492	2,875,000

Basic and diluted net income per common shares	$0.14	$0.14	$0.18	$0.18	$0.18	$0.18

			For the Period from August 5,
	Year Ended		2020 (Inception) Through
	December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic net income (loss) per common share
Numerator:
Allocation of net income (loss), as adjusted	$2,539,677	$704,529	$—	$(5,476)
Denominator:
Basic weighted average shares outstanding	10,208,219	2,831,849	—	2,500,000
Basic net income (loss) per common share	$0.25	$0.25	$—	$(0.00)

			For the Period from August 5,
			2020 (Inception) Through
	Year Ended December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$2,531,301	$712,905	$—	$—
Denominator:
Diluted weighted average shares outstanding	10,208,219	2,875,000	—	—
Diluted net income per common share	$0.25	$0.25	$—	$—